Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information
In May 2013, the Company sold $175 million of Senior Secured Second-Priority Notes. The notes were issued by ION Geophysical Corporation, and are guaranteed by the Company’s current material U.S. subsidiaries: GX Technology Corporation, ION Exploration Products (U.S.A.), Inc. and I/O Marine Systems, Inc. (“the Guarantors”), which are 100-percent-owned subsidiaries. The Guarantors have fully and unconditionally guaranteed the payment obligations of ION Geophysical Corporation with respect to these debt securities. The following condensed consolidating financial information presents the results of operations, financial position and cash flows for:

•	ION Geophysical Corporation and the guarantor subsidiaries (in each case, reflecting investments in subsidiaries utilizing the equity method of accounting).

•	All other nonguarantor subsidiaries.

•	The consolidating adjustments necessary to present ION Geophysical Corporation’s results on a consolidated basis.
This condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes.

	December 31, 2015
Balance Sheet	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$33,734	$—	$51,199	$—	$84,933
Accounts receivable, net	—	35,133	9,232	—	44,365
Unbilled receivables	—	19,046	891	—	19,937
Inventories	—	10,939	21,782	—	32,721
Prepaid expenses and other current assets	5,435	1,458	7,914	—	14,807
Total current assets	39,169	66,576	91,018	—	196,763
Deferred income tax asset	—	—	—	—	—
Property, plant, equipment and seismic rental equipment, net	4,521	21,072	46,434	—	72,027
Multi-client data library, net	—	120,550	11,687	—	132,237
Investment in subsidiaries	680,508	243,319	—	(923,827)	—
Goodwill	—	—	26,274	—	26,274
Intangible assets, net	—	4,523	287	—	4,810
Intercompany receivables	75,641	—	—	(75,641)	—
Other assets	5,052	146	1,107	—	6,305
Total assets	$804,891	$456,186	$176,807	$(999,468)	$438,416
LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$486	$6,856	$570	$—	$7,912
Accounts payable	2,086	19,839	7,874	—	29,799
Accrued expenses	11,199	16,200	6,888	—	34,287
Accrued multi-client data library royalties	—	25,045	—	—	25,045
Deferred revenue	—	5,071	1,489	—	6,560
Total current liabilities	13,771	73,011	16,821	—	103,603
Long-term debt, net of current maturities	175,000	3,408	—	—	178,408
Intercompany payables	503,621	68,286	7,355	(579,262)	—
Other long-term liabilities	540	33,305	10,520	—	44,365
Total liabilities	692,932	178,010	34,696	(579,262)	326,376
Redeemable noncontrolling interest	—	—	—	—	—
Equity:
Common stock	107	290,460	19,138	(309,598)	107
Additional paid-in capital	894,715	180,700	234,234	(414,934)	894,715
Accumulated earnings (deficit)	(759,531)	231,208	(21,729)	(209,479)	(759,531)
Accumulated other comprehensive income (loss)	(14,781)	4,420	(14,604)	10,184	(14,781)
Due from ION Geophysical Corporation	—	(428,612)	(75,009)	503,621	—
Treasury stock	(8,551)	—	—	—	(8,551)
Total stockholders’ equity	111,959	278,176	142,030	(420,206)	111,959
Noncontrolling interests	—	—	81	—	81
Total equity	111,959	278,176	142,111	(420,206)	112,040
Total liabilities and equity	$804,891	$456,186	$176,807	$(999,468)	$438,416

	December 31, 2014
Balance Sheet	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$109,514	$—	$64,094	$—	$173,608
Accounts receivable, net	123	49,892	64,310	—	114,325
Unbilled receivables	—	18,548	4,051	—	22,599
Inventories	—	4,013	47,149	—	51,162
Prepaid expenses and other current assets	6,692	2,697	8,769	(4,496)	13,662
Total current assets	116,329	75,150	188,373	(4,496)	375,356
Deferred income tax asset	(7,852)	6,675	749	9,032	8,604
Property, plant, equipment and seismic rental equipment, net	6,412	33,065	30,363	—	69,840
Multi-client data library, net	—	96,423	22,246	—	118,669
Investment in subsidiaries	675,499	278,294	—	(953,793)	—
Goodwill	—	—	27,388	—	27,388
Intangible assets, net	—	6,254	534	—	6,788
Intercompany receivables	29,979	—	—	(29,979)	—
Other assets	10,191	147	274	—	10,612
Total assets	$830,558	$496,008	$269,927	$(979,236)	$617,257
LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$6,965	$684	$—	$7,649
Accounts payable	4,308	12,028	20,527	—	36,863
Accrued expenses	3,904	34,738	21,807	4,815	65,264
Accrued multi-client data library royalties	—	34,624	595	—	35,219
Deferred revenue	—	5,263	2,999	—	8,262
Total current liabilities	8,212	93,618	46,612	4,815	153,257
Long-term debt, net of current maturities	175,000	7,839	106	—	182,945
Intercompany payables	509,124	8,892	21,087	(539,103)	—
Other long-term liabilities	2,609	130,985	10,489	(279)	143,804
Total liabilities	694,945	241,334	78,294	(534,567)	480,006
Redeemable noncontrolling interests	—	—	1,539	—	1,539
Equity:
Common stock	110	290,460	19,138	(309,598)	110
Additional paid-in capital	889,284	180,700	234,234	(414,934)	889,284
Accumulated earnings (deficit)	(734,409)	208,846	26,981	(235,827)	(734,409)
Accumulated other comprehensive income (loss)	(12,807)	6,229	(12,795)	6,566	(12,807)
Due from ION Geophysical Corporation	—	(431,561)	(77,563)	509,124	—
Treasury stock	(6,565)	—	—	—	(6,565)
Total stockholders’ equity	135,613	254,674	189,995	(444,669)	135,613
Noncontrolling interests	—	—	99	—	99
Total equity	135,613	254,674	190,094	(444,669)	135,712
Total liabilities and equity	$830,558	$496,008	$269,927	$(979,236)	$617,257

	Year Ended December 31, 2015
Income Statement	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
Total net revenues	$—	$145,615	$76,954	$(1,056)	$221,513
Cost of goods sold	—	126,176	88,390	(1,056)	213,510
Gross profit (loss)	—	19,439	(11,436)	—	8,003
Total operating expenses	26,091	47,579	34,965	—	108,635
Loss from operations	(26,091)	(28,140)	(46,401)	—	(100,632)
Interest expense, net	(18,434)	(351)	32	—	(18,753)
Intercompany interest, net	697	(3,140)	2,443	—	—
Equity in earnings (losses) of investments	16,604	(42,953)	—	26,349	—
Other income (expense)	192	101,978	(3,895)	—	98,275
Income (loss) before income taxes	(27,032)	27,394	(47,821)	26,349	(21,110)
Income tax expense (benefit)	(1,910)	5,031	923	—	4,044
Net income (loss)	(25,122)	22,363	(48,744)	26,349	(25,154)
Net loss attributable to noncontrolling interests	—	—	32	—	32
Net income (loss) attributable to ION	$(25,122)	$22,363	$(48,712)	$26,349	$(25,122)
Comprehensive net income (loss)	$(27,096)	$20,553	$(50,551)	$29,966	$(27,128)
Comprehensive loss attributable to noncontrolling interest	—	—	32	—	32
Comprehensive net income (loss) attributable to ION	$(27,096)	$20,553	$(50,519)	$29,966	$(27,096)

	Year Ended December 31, 2014
Income Statement	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
Total net revenues	$—	$221,008	$291,302	$(2,752)	$509,558
Cost of goods sold	—	262,829	187,258	(2,752)	447,335
Gross profit (loss)	—	(41,821)	104,044	—	62,223
Total operating expenses	38,961	88,481	52,710	—	180,152
Income (loss) from operations	(38,961)	(130,302)	51,334	—	(117,929)
Interest expense, net	(18,537)	(245)	(600)	—	(19,382)
Intercompany interest, net	(340)	2,146	(1,806)	—	—
Equity in earnings (losses) of investments	(74,615)	32,043	738	(7,651)	(49,485)
Other income	4,536	74,295	1,029	—	79,860
Income (loss) before income taxes	(127,917)	(22,063)	50,695	(7,651)	(106,936)
Income tax expense	335	1,277	18,970	—	20,582
Net income (loss)	(128,252)	(23,340)	31,725	(7,651)	(127,518)
Net income attributable to noncontrolling interests	—	—	(734)	—	(734)
Net income (loss) attributable to ION	$(128,252)	$(23,340)	$30,991	$(7,651)	$(128,252)
Comprehensive net income (loss)	$(129,921)	$(23,329)	$30,850	$(6,787)	$(129,187)
Comprehensive income attributable to noncontrolling interest	—	—	(734)	—	(734)
Comprehensive net income (loss) attributable to ION	$(129,921)	$(23,329)	$30,116	$(6,787)	$(129,921)

	Year Ended December 31, 2013
Income Statement	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
Total net revenues	$—	$337,570	$213,826	$(2,229)	$549,167
Cost of goods sold	—	240,704	151,379	(2,229)	389,854
Gross profit	—	96,866	62,447	—	159,313
Total operating expenses	35,054	62,028	45,835	—	142,917
Income (loss) from operations	(35,054)	34,838	16,612	—	16,396
Interest expense, net	(12,102)	(49)	(193)	—	(12,344)
Intercompany interest, net	411	(1,374)	963	—	—
Equity in earnings (losses) of investments	(192,220)	(19,755)	(19,833)	189,488	(42,320)
Other income (expense)	12,166	(193,289)	(1,407)	—	(182,530)
Income (loss) before income taxes	(226,799)	(179,629)	(3,858)	189,488	(220,798)
Income tax expense (benefit)	19,061	(10,883)	17,542	—	25,720
Net income (loss)	(245,860)	(168,746)	(21,400)	189,488	(246,518)
Net loss attributable to noncontrolling interests	—	—	658	—	658
Net income (loss) attributable to ION	(245,860)	(168,746)	(20,742)	189,488	(245,860)
Payment of preferred dividends and conversion payment	6,014	—	—	—	6,014
Net applicable to common shares	$(251,874)	$(168,746)	$(20,742)	$189,488	$(251,874)
Comprehensive net income (loss)	$(245,112)	$(168,167)	$(20,779)	$188,288	$(245,770)
Comprehensive loss attributable to noncontrolling interest	—	—	658	—	658
Comprehensive net income (loss) attributable to ION	$(245,112)	$(168,167)	$(20,121)	$188,288	$(245,112)

	Year Ended December 31, 2015
Statement of Cash Flows	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Total Consolidated
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(425,310)	$225,581	$183,205	$(16,524)
Cash flows from investing activities:
Investment in multi-client data library	—	(44,687)	(871)	(45,558)
Purchase of property, plant, equipment and seismic rental equipment	(347)	(3,945)	(14,949)	(19,241)
Other investing activities	—	1,263	—	1,263
Net cash used in investing activities	(347)	(47,369)	(15,820)	(63,536)
Cash flows from financing activities:
Payments on notes payable and long-term debt	(153)	(6,467)	(832)	(7,452)
Cost associated with issuance of debt	(145)	—	—	(145)
Repurchase of common stock	(1,989)	—	—	(1,989)
Intercompany lending	352,091	(171,745)	(180,346)	—
Proceeds from employee stock purchases and exercise of stock options	73	—	—	73
Net cash provided by (used in) financing activities	349,877	(178,212)	(181,178)	(9,513)
Effect of change in foreign currency exchange rates on cash and cash equivalents	—	—	898	898
Net increase (decrease) in cash and cash equivalents	(75,780)	—	(12,895)	(88,675)
Cash and cash equivalents at beginning of period	109,514	—	64,094	173,608
Cash and cash equivalents at end of period	$33,734	$—	$51,199	$84,933

	Year Ended December 31, 2014
Statement of Cash Flows	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Total Consolidated
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(53,925)	$107,590	$76,115	$129,780
Cash flows from investing activities:
Investment in multi-client data library	—	(67,552)	(233)	(67,785)
Purchase of property, plant, equipment and seismic rental equipment	(1,240)	(4,530)	(2,494)	(8,264)
Repayment of advances by INOVA Geophysical	1,000	—	—	1,000
Net investment in and advances to OceanGeo B.V. prior to its consolidation	—	—	(3,074)	(3,074)
Net proceeds from sale of Source product line	—	9,881	4,513	14,394
Proceeds from sale of a cost-method investment	14,051	—	—	14,051
Other investing activities	579	26	323	928
Net cash provided by (used in) investing activities	14,390	(62,175)	(965)	(48,750)
Cash flows from financing activities:
Payments under revolving line of credit	(50,000)	—	—	(50,000)
Borrowings under revolving line of credit	15,000	—	—	15,000
Payments on notes payable and long-term debt	—	(5,384)	(7,614)	(12,998)
Cost associated with issuance of debt	(2,194)	—	—	(2,194)
Intercompany lending	61,324	(40,031)	(21,293)	—
Acquisition of noncontrolling interest	—	—	(6,000)	(6,000)
Proceeds from employee stock purchases and exercise of stock options	577	—	—	577
Other financing activities	(359)	—	—	(359)
Net cash provided by (used in) financing activities	24,348	(45,415)	(34,907)	(55,974)
Effect of change in foreign currency exchange rates on cash and cash equivalents	—	—	496	496
Net increase (decrease) in cash and cash equivalents	(15,187)	—	40,739	25,552
Cash and cash equivalents at beginning of period	124,701	—	23,355	148,056
Cash and cash equivalents at end of period	$109,514	$—	$64,094	$173,608

	Year Ended December 31, 2013
Statement of Cash Flows	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(50,731)	$166,838	$31,480	$—	$147,587
Cash flows from investing activities:
Investment in multi-client data library	—	(111,689)	(2,893)	—	(114,582)
Purchase of property, plant and equipment	(2,075)	(10,171)	(4,668)	—	(16,914)
Net advances to INOVA Geophysical	(5,000)	—	—	—	(5,000)
Investment in and advances to OceanGeo B.V.	—	—	(24,755)	—	(24,755)
Proceeds from sale of a cost-method investment	4,150	—	—	—	4,150
Investment in convertible notes	(2,000)	—	—	—	(2,000)
Capital contribution to affiliate	(5,695)	(7,897)	—	13,592	—
Other investing activities	—	128	—	—	128
Net cash used in investing activities	(10,620)	(129,629)	(32,316)	13,592	(158,973)
Cash flows from financing activities:
Proceeds from issuance of notes	175,000	—	—	—	175,000
Payments under revolving line of credit	(97,250)	—	—	—	(97,250)
Borrowings under revolving line of credit	35,000	—	—	—	35,000
Payments on notes payable and long-term debt	—	(3,249)	(1,112)	—	(4,361)
Cost associated with issuance of debt	(6,773)	—	—	—	(6,773)
Capital contribution from affiliate	—	5,695	7,897	(13,592)	—
Intercompany lending	52,646	(39,655)	(12,991)	—	—
Payment of preferred dividends	(6,014)	—	—	—	(6,014)
Proceeds from employee stock purchases and exercise of stock options	2,527	—	—	—	2,527
Other financing activities	573	—	—	—	573
Net cash provided by (used in) financing activities	155,709	(37,209)	(6,206)	(13,592)	98,702
Effect of change in foreign currency exchange rates on cash and cash equivalents	—	—	(231)	—	(231)
Net increase (decrease) in cash and cash equivalents	94,358	—	(7,273)	—	87,085
Cash and cash equivalents at beginning of period	30,343	—	30,628	—	60,971
Cash and cash equivalents at end of period	$124,701	$—	$23,355	$—	$148,056